Trade and Other Receivables	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 - Trade and Other Receivables

	2018	2017

Trade receivables	55,939,914	48,106,207
Bad debt provision	(50,394,551)	(27,112,258)
Trade receivables - net	5,545,363	20,993,949
Notes receivable	385,278	616,710
Other receivables	8,074,729	55,684,639
Prepayment and deposits	1,757	4,032,693
	14,007,127	81,327,991

Age analysis of trade and other receivables:

	2018	2017

Past due over 3 months	592,083	8,235,786
Past due over 3 to 6 months	943,175	2,852,716
Past due over 6 months	12,471,869	70,239,489
	14,007,127	81,327,991